ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

	2019	2018
Billed services	5,910,643	5,699,817
Unbilled services	842,726	984,062
Handheld devices, accessories, and other assets	354,928	619,821
Subtotal	7,108,297	7,303,700
Expected losses on trade receivables	(773,771)	(787,145)
Total	6,334,526	6,516,555

Schedule of Aging List of Trade Receivables
The aging list of trade receivables is as follows:

	2019	2018
Current	5,118,874	5,167,408
Past-due up to 60 days	527,459	672,673
Past-due from 61 to 90 days	104,694	131,798
Past-due from 91 to 120 days	99,299	132,562
Past-due from 121 to 150 days	83,083	104,628
Over 150 days past-due	1,174,888	1,094,631
Total	7,108,297	7,303,700

Schedule of Movements In the Allowance for Doubtful Accounts
The movements in expected credit losses on trade receivables are as follows:

Balance at Jan uary 1, 2018	(547,485)
Expected losses on trade receivables	(843,681)
Trade receivables written off as uncollectible	976,998
IFRS 9 adoption (*)	(372,977)
Balance at December 31, 2018	(787,145)
Expected losses on trade receivables	(488,269)
Trade receivables written off as uncollectible	501,643
Balance at December 31, 2019	(773,771)

(*)	Impact of the first-time recognition, at January 1, 2018, of IFRS 9 as a contra entry to Accumulated losses in Shareholders’ equity.